TRADE AND OTHER PAYABLES - Summary of Trade And Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 41,238	$ 11,221
Wages, Salaries, Bonus & Payroll Charges	9,332	19,480
Accrued expenses	15,599	10,817
Other payables	801	407
Total	$ 66,970	$ 41,925